Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 04, 2020
Balance Sheet
Total assets	$ 200,442,720			$ 201,401,935
Liabilities and stockholders' equity
Total liabilities	105,031,859			35,562,903
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value	200,000,000			200,000,000
Stockholders' equity
Accumulated deficit	(104,589,639)			(34,161,468)
Total stockholders' equity	(104,589,139)	$ (57,279,725)	$ (55,002,601)	(34,160,968)	$ (18,307,345)		$ 6,793
Total liabilities and stockholders' equity	200,442,720			201,401,935
Class B Common Stock
Stockholders' equity
Class A common stock - $0.0001 par value	$ 500			500
As Previously Reported [Member]
Balance Sheet
Total assets		200,616,025	200,872,655	201,401,935	201,529,675	$ 201,823,251
Liabilities and stockholders' equity
Total liabilities		57,895,749	55,875,256	35,562,903	19,837,020	20,374,982
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value		137,720,270	139,997,390		176,692,650
Stockholders' equity
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Class A common stock - $0.0001 par value		623	600		233	176,448,260
Class B common stock - $0.0001 par value		500	500
Additional paid-in-capital		44,252,155	41,975,057	21,133,625	5,280,089	5,524,476
Accumulated deficit		(39,253,272)	(36,976,148)	(16,134,515)	(280,892)	(525,278)
Total stockholders' equity		5,000,006	5,000,009	5,000,002		5,000,009
Total liabilities and stockholders' equity		200,616,025	200,872,655	201,401,935	201,529,675	201,823,251
As Previously Reported [Member] | Common Class A [Member]
Stockholders' equity
Class A common stock - $0.0001 par value						236
Restatement Adjustment [Member]
Liabilities and stockholders' equity
Total liabilities
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value		62,279,730	60,002,610		23,307,350
Stockholders' equity
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Class A common stock - $0.0001 par value		(623)	(600)		(233)	23,551,740
Additional paid-in-capital		(44,252,155)	(41,975,057)	(21,133,625)	(5,280,089)	(5,524,476)
Accumulated deficit		(18,026,953)	(18,026,953)	(18,026,953)	(18,027,028)	(18,027,028)
Total stockholders' equity		(62,279,730)	(60,002,610)	(39,160,970)		(23,551,740)
Restatement Adjustment [Member] | Common Class A [Member]
Stockholders' equity
Class A common stock - $0.0001 par value						(236)
As Restated [Member]
Balance Sheet
Total assets		200,616,025	200,872,655	201,401,935	201,529,675	201,823,251
Liabilities and stockholders' equity
Total liabilities		57,895,749	55,875,256	35,562,903	19,837,020	20,374,982
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value		200,000,000	200,000,000		200,000,000
Stockholders' equity
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Class A common stock - $0.0001 par value						200,000,000
Class B common stock - $0.0001 par value		500	500
Accumulated deficit		(57,280,225)	(55,003,101)	(34,161,468)	(18,307,920)	(18,552,306)
Total stockholders' equity		(57,279,725)	(55,002,601)	(34,160,968)		(18,551,731)
Total liabilities and stockholders' equity		$ 200,616,025	$ 200,872,655	$ 201,401,935	$ 201,529,675	$ 201,823,251